Stockholders’ Deficit - Schedule of Warrants Purchase Exercise Price Range (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 35.65	$ 35.65
Number of warrants outstanding (in Dollars)	$ 37,556	$ 37,556
Weighted average remaining contractual life (years)	9 months 18 days	1 year 18 days
Weighted average exercise price of outstanding warrants	$ 35.65	$ 35.65
Number of warrants exercisable (in Shares)	37,556	37,556
Weighted average exercise price of exercisable warrants	$ 35.65	$ 35.65
Range of exercise price $25.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 25	$ 25
Number of warrants outstanding (in Dollars)	$ 5,556	$ 5,556
Weighted average remaining contractual life (years)	1 year 1 month 9 days	1 year 4 months 9 days
Weighted average exercise price of outstanding warrants	$ 25	$ 25
Number of warrants exercisable (in Shares)	5,556	5,556
Weighted average exercise price of exercisable warrants	$ 25	$ 25
Range of exercise price $37.50 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 37.5	$ 37.5
Number of warrants outstanding (in Dollars)	$ 32,000	$ 32,000
Weighted average remaining contractual life (years)	9 months	11 months 26 days
Weighted average exercise price of outstanding warrants	$ 37.5	$ 37.5
Number of warrants exercisable (in Shares)	32,000	32,000
Weighted average exercise price of exercisable warrants	$ 37.5	$ 37.5